STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0%
Advertising - .1%
Omnicom Group, Sr. Unscd. Notes	3.63	5/1/2022	500,000		527,481
The Interpublic Group of Companies, Sr. Unscd. Notes	3.75	10/1/2021	300,000		311,225
WPP Finance 2010, Gtd. Notes	3.75	9/19/2024	350,000		385,144
				1,223,850
Aerospace & Defense - .5%
Howmet Aerospace, Sr. Unscd. Notes	5.13	10/1/2024	300,000		318,955
Howmet Aerospace, Sr. Unscd. Notes	6.88	5/1/2025	300,000		340,987
L3Harris Technologies, Sr. Unscd. Notes	5.05	4/27/2045	200,000		285,299
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/2035	250,000		313,033
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000		270,074
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	250,000		334,896
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000		206,938
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/2031	500,000		779,107
Raytheon Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000		123,013
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000		252,486
Raytheon Technologies, Sr. Unscd. Notes	4.50	6/1/2042	380,000		508,718
Raytheon Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000		148,104
Raytheon Technologies, Sr. Unscd. Notes	5.70	4/15/2040	300,000		438,431
Raytheon Technologies, Sr. Unscd. Notes	6.70	8/1/2028	50,000		68,722
Raytheon Technologies, Sr. Unscd. Notes	7.20	8/15/2027	150,000	[a]	205,260
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	[b]	120,039
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000		180,859
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000		113,080
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000		87,343
The Boeing Company, Sr. Unscd. Notes	3.90	5/1/2049	250,000		235,214

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Aerospace & Defense - .5% (continued)
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	125,000	117,176
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	280,000	302,729
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	274,311
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	390,000	469,827
				6,494,601
Agriculture - .5%
Altria Group, Gtd. Notes	2.35	5/6/2025	800,000	851,635
Altria Group, Gtd. Notes	2.85	8/9/2022	500,000	522,690
Altria Group, Gtd. Notes	3.80	2/14/2024	300,000	329,950
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	361,775
Altria Group, Gtd. Notes	5.80	2/14/2039	300,000	395,546
Altria Group, Gtd. Notes	6.20	2/14/2059	150,000	216,076
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	384,052
BAT Capital, Gtd. Notes	2.76	8/15/2022	350,000	363,953
BAT Capital, Gtd. Notes	3.22	8/15/2024	310,000	334,868
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	341,337
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	205,873
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/2022	600,000	625,729
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	389,657
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	306,746
				5,629,887
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	441,106	420,469
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	296,342	280,153
Southwest Airlines, Sr. Unscd. Notes	2.63	2/10/2030	300,000	273,991
Southwest Airlines, Sr. Unscd. Notes	5.13	6/15/2027	125,000	131,338
Southwest Airlines, Sr. Unscd. Notes	5.25	5/4/2025	200,000	214,419
United Airlines Pass Through Trust, Ser 2013-1, Cl.A	4.30	8/15/2025	727,727	682,391
				2,002,761
Asset-Backed Ctfs./Auto Receivables - .2%
BMW Vehicle Owner Trust, Ser. 2018-A Cl. A4	2.51	6/25/2024	1,000,000	1,024,248
Carmax Auto Owner Trust, Ser. 2019-4, Cl. A3	2.02	11/15/2024	186,000	191,777
Ford Credit Floorplan Master Owner Trust, Ser. 2019-3, Cl. A1	2.23	9/15/2024	150,000	154,361

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Asset-Backed Ctfs./Auto Receivables - .2% (continued)
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	1,000,000	1,027,802
				2,398,188
Asset-Backed Ctfs./Credit Cards - .2%
American Express Credit Account Master Trust, Ser. 2019-2, Cl. A	2.67	11/15/2024	100,000	103,997
Capital One Multi-Asset Execution Trust, Ser. 2017-A3, Cl. A3	2.43	1/15/2025	280,000	289,624
Capital One Multi-Asset Execution Trust, Ser. 2019-A1, Cl. A1	2.84	12/15/2024	250,000	259,820
Citibank Credit Card Issuance Trust, Ser. 2014-A5, Cl. A5	2.68	6/7/2023	500,000	510,219
Discover Card Execution Note Trust, Ser. 2017-A2, Cl. A2	2.39	7/15/2024	1,250,000	1,287,224
				2,450,884
Automobiles & Components - .5%
American Honda Finance, Sr. Unscd. Notes	1.20	7/8/2025	300,000	304,714
Aptiv, Gtd. Notes	4.25	1/15/2026	400,000	460,627
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	[b] 542,282
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000	309,324
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000	194,627
General Motors, Sr. Unscd. Notes	5.15	4/1/2038	90,000	96,724
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000	371,024
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000	545,029
General Motors Financial, Sr. Unscd. Notes	2.75	6/20/2025	200,000	206,484
General Motors Financial, Sr. Unscd. Notes	3.55	7/8/2022	200,000	207,872
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	200,000	205,906
Magna International, Sr. Unscd. Notes	2.45	6/15/2030	200,000	212,739
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000	237,930
Toyota Motor Credit, Sr. Unscd. Notes	1.80	2/13/2025	400,000	419,164
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	370,000	[b] 389,818
Toyota Motor Credit, Sr. Unscd. Notes	2.15	2/13/2030	500,000	541,395
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/2023	500,000	525,317
				5,770,976
Banks - 6.1%
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000	445,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 6.1% (continued)
Bank of America, Sr. Unscd. Notes	1.32	6/19/2026	200,000		202,769
Bank of America, Sr. Unscd. Notes	1.90	7/23/2031	200,000		203,926
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	200,000		212,333
Bank of America, Sr. Unscd. Notes	2.50	2/13/2031	470,000		499,996
Bank of America, Sr. Unscd. Notes	2.59	4/29/2031	250,000		268,986
Bank of America, Sr. Unscd. Notes	2.68	6/19/2041	145,000		155,206
Bank of America, Sr. Unscd. Notes	2.88	10/22/2030	300,000		330,153
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	744,000		784,588
Bank of America, Sr. Unscd. Notes	3.19	7/23/2030	130,000		145,411
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	630,000		714,975
Bank of America, Sr. Unscd. Notes	3.82	1/20/2028	310,000		354,893
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000		163,849
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	75,000		97,286
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000		174,821
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000		353,354
Bank of America, Sr. Unscd. Notes	4.13	1/22/2024	500,000		558,136
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000		201,981
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000		214,488
Bank of America, Sr. Unscd. Notes	4.33	3/15/2050	145,000		199,006
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000		721,196
Bank of America, Sub. Notes	4.00	1/22/2025	500,000		559,132
Bank of America, Sub. Notes, Ser. L	4.18	11/25/2027	500,000		576,688
Bank of Montreal, Sr. Unscd. Notes	2.05	11/1/2022	300,000		311,358
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	500,000		546,326
BankUnited, Sub. Notes	5.13	6/11/2030	200,000		214,312
Barclays, Sr. Unscd. Notes	3.20	8/10/2021	500,000		513,026
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000		227,324
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000		228,477
Barclays Bank, Sr. Unscd. Notes	1.70	5/12/2022	200,000		204,020
BPCE, Gtd. Notes	4.00	4/15/2024	200,000		223,612
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.95	6/23/2023	200,000		202,079
Citigroup, Sr. Unscd. Bonds	2.90	12/8/2021	500,000		515,681
Citigroup, Sr. Unscd. Notes	1.68	5/15/2024	500,000		514,209
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	500,000		521,801
Citigroup, Sr. Unscd. Notes	3.11	4/8/2026	750,000		816,592
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000		568,864
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000		73,417
Citigroup, Sr. Unscd. Notes	4.08	4/23/2029	100,000		116,789
Citigroup, Sr. Unscd. Notes	4.28	4/24/2048	200,000		264,947
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000		211,075
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000	[b]	131,804
Citigroup, Sub. Notes	5.50	9/13/2025	500,000		596,929

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 6.1% (continued)
Citigroup, Sub. Notes	6.68	9/13/2043	500,000	816,380
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/2022	1,000,000	1,065,983
Credit Suisse, Sr. Unscd. Notes	2.10	11/12/2021	400,000	408,959
Credit Suisse, Sr. Unscd. Notes	2.80	4/8/2022	250,000	259,878
Credit Suisse, Sr. Unscd. Notes	2.95	4/9/2025	250,000	274,491
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/2025	500,000	554,025
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/2045	280,000	395,236
Deutsche Bank, Sr. Unscd. Notes	3.96	11/26/2025	400,000	427,002
Deutsche Bank, Sr. Unscd. Notes	4.25	10/14/2021	290,000	299,523
Development Bank of Japan, Sr. Unscd. Notes	2.00	10/19/2021	500,000	509,265
Discover Bank, Sr. Unscd. Bonds	3.45	7/27/2026	500,000	548,973
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	454,437
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	217,802
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/2022	600,000	627,883
HSBC Holdings, Sr. Unscd. Notes	2.63	11/7/2025	400,000	418,743
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000	331,687
HSBC Holdings, Sr. Unscd. Notes	3.97	5/22/2030	300,000	339,978
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	400,000	490,717
HSBC Holdings, Sub. Notes	4.25	3/14/2024	500,000	545,730
HSBC Holdings, Sub. Notes	6.50	5/2/2036	450,000	634,482
Industrial & Commercial Bank of China, Sr. Unscd. Bonds	2.45	10/20/2021	500,000	509,447
ING Groep, Sr. Unscd. Notes	3.15	3/29/2022	300,000	312,407
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000	328,666
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000	439,739
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000	262,417
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	243,461
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	421,567
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000	240,184
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/2023	300,000	311,708
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	360,000	410,055
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	75,000	85,335
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/2023	1,000,000	1,068,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 6.1% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000		562,942
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000		153,740
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	140,000		152,776
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000		135,472
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000		259,839
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000		235,386
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000		179,223
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000		538,858
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000		372,752
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	500,000		564,328
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000		559,133
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/2026	500,000		586,597
KeyBank, Sr. Unscd. Notes	3.30	6/1/2025	400,000		448,672
KeyBank, Sub. Notes	6.95	2/1/2028	100,000		131,652
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Bonds	2.50	2/15/2022	300,000		310,618
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	1.75	8/22/2022	210,000		216,721
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	[b]	1,187,638
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.13	3/7/2022	620,000		639,353
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.38	12/29/2022	305,000		321,065
Kreditanstalt Fuer Wiederaufbau, Govt. Gtd. Bonds	0.38	7/18/2025	245,000		245,587
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	500,000		547,647
Lloyds Banking Group, Sr. Unscd. Notes	1.33	6/15/2023	200,000		201,938
Lloyds Banking Group, Sr. Unscd. Notes	3.87	7/9/2025	250,000		275,875
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000		606,000
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	820,000		927,103
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	1.41	7/17/2025	200,000		204,841

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 6.1% (continued)
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	2.05	7/17/2030	200,000		206,228
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/2022	500,000		519,275
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/2027	500,000		568,873
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000		326,325
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000		256,151
Mizuho Financial Group, Sr. Unscd. Bonds	2.27	9/13/2021	500,000		509,941
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/2026	500,000		542,285
Mizuho Financial Group, Sr. Unscd. Notes	1.24	7/10/2024	200,000		202,271
Mizuho Financial Group, Sr. Unscd. Notes	2.20	7/10/2031	200,000		206,072
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		190,918
Morgan Stanley, Sr. Unscd. Notes	2.72	7/22/2025	100,000		106,966
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/2023	150,000		159,537
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	380,000		437,187
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	500,000		540,442
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		208,920
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	500,000		575,479
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000		703,898
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		462,726
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000		571,875
Morgan Stanley, Sub. Notes	4.10	5/22/2023	500,000		543,773
National Australia Bank, Sr. Unscd. Notes	1.88	12/13/2022	250,000		258,635
National Australia Bank, Sr. Unscd. Notes	2.50	7/12/2026	500,000		547,261
Natwest Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000		589,608
Natwest Group, Sub. Bonds	6.13	12/15/2022	300,000		328,778
Northern Trust, Sub. Notes	3.95	10/30/2025	846,000		989,762
PNC Bank, Sr. Unscd. Notes	2.63	2/17/2022	500,000		517,254
PNC Bank, Sub. Notes	3.80	7/25/2023	500,000		545,627
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000		203,922
Royal Bank of Canada, Sr. Unscd. Notes	1.60	4/17/2023	250,000	[b]	257,929
Royal Bank of Canada, Sr. Unscd. Notes	1.95	1/17/2023	200,000		207,310
Skandinaviska Enskilda Banken, Sr. Unscd. Notes	1.88	9/13/2021	250,000		254,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 6.1% (continued)
State Street, Sr. Unscd. Notes	3.15	3/30/2031	300,000	[a]	347,201
State Street, Sr. Unscd. Notes	3.55	8/18/2025	290,000		331,957
State Street, Sr. Unscd. Notes	3.70	11/20/2023	250,000		277,605
State Street, Sub. Notes	3.03	11/1/2034	225,000		249,184
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/2023	290,000		305,928
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000		179,735
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000		572,284
SVB Financial Group, Sr. Unscd. Notes	3.13	6/5/2030	200,000		222,643
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000		204,496
The Bank of Nova Scotia, Sr. Unscd. Notes	1.63	5/1/2023	250,000		257,786
The Bank of Nova Scotia, Sr. Unscd. Notes	2.00	11/15/2022	180,000	[b]	186,357
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	500,000		546,928
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	500,000		579,438
The Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000		236,759
The Goldman Sachs Group, Sr. Unscd. Notes	2.35	11/15/2021	500,000		502,662
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000		548,072
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/2023	500,000		537,163
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000		173,402
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000		831,182
The Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/2041	700,000		1,102,614
The Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000		148,594
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	500,000		753,231
The Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000		315,659
The PNC Financial Services Group, Sr. Unscd. Notes	2.20	11/1/2024	500,000		533,467
The PNC Financial Services Group, Sr. Unscd. Notes	2.55	1/22/2030	300,000		332,489
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000		236,109

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 6.1% (continued)
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	6/12/2023	200,000		201,998
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000	[b]	204,639
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.90	12/1/2022	300,000	[b]	310,770
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000		382,401
Truist Bank, Sr. Unscd. Notes	2.15	12/6/2024	250,000		266,129
Truist Bank, Sr. Unscd. Notes	2.75	5/1/2023	500,000		529,005
Truist Financial, Sr. Unscd. Notes	1.20	8/5/2025	200,000		204,717
Truist Financial, Sr. Unscd. Notes	1.95	6/5/2030	200,000		210,938
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	200,000		214,310
Truist Financial, Sr. Unscd. Notes	3.70	6/5/2025	300,000		343,346
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		202,675
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/2022	900,000		937,203
US Bank, Sr. Unscd. Notes	1.80	1/21/2022	250,000		255,296
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000		381,315
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		151,246
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		417,969
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	145,000		154,087
Wells Fargo & Co., Sr. Unscd. Notes	3.07	4/30/2041	400,000		438,655
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	470,000		486,631
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000		225,251
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		160,445
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		567,323
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		576,244
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000		640,928
Wells Fargo & Co., Sub. Notes	4.75	12/7/2046	500,000		660,070
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/2023	500,000		531,340
Wells Fargo Bank, Sr. Unscd. Notes	3.55	8/14/2023	300,000		326,180
Westpac Banking, Sr. Unscd. Notes	2.00	1/13/2023	300,000		311,381
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000		222,914
				73,529,559
Beverage Products - .7%
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/2043	700,000		805,929
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.50	6/1/2030	100,000		114,661
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.65	2/1/2026	315,000		358,759
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	500,000		585,614
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	6/1/2060	140,000		181,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Beverage Products - .7% (continued)
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	250,000		309,793
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	590,000		725,789
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	285,000		350,420
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000		157,855
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000		451,699
Diageo Capital, Gtd. Notes	2.38	10/24/2029	300,000		328,886
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000		330,735
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	215,000		235,360
Molson Coors Beverage, Gtd. Notes	4.20	7/15/2046	150,000		158,235
PepsiCo, Sr. Unscd. Notes	2.63	7/29/2029	400,000		454,268
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	500,000		571,661
PepsiCo, Sr. Unscd. Notes	3.63	3/19/2050	300,000		392,106
PepsiCo, Sr. Unscd. Notes	4.45	4/14/2046	210,000		300,833
The Coca-Cola Company, Sr. Unscd. Notes	3.30	9/1/2021	750,000		774,732
The Coca-Cola Company, Sr. Unscd. Notes	4.20	3/25/2050	300,000		424,049
				8,012,648
Building Materials - .0%
Carrier Global, Sr. Unscd. Notes	2.72	2/15/2030	115,000	[a]	121,786
Carrier Global, Sr. Unscd. Notes	3.38	4/5/2040	75,000	[a]	81,328
Carrier Global, Sr. Unscd. Notes	3.58	4/5/2050	95,000	[a]	105,266
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/2045	10,000		13,071
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000		93,572
				415,023
Chemicals - .4%
Celanese US Holdings, Gtd. Notes	4.63	11/15/2022	350,000		377,087
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	100,000		110,479
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	100,000		116,897
DuPont de Nemours, Sr. Unscd. Notes	4.73	11/15/2028	100,000		123,666
DuPont de Nemours, Sr. Unscd. Notes	5.42	11/15/2048	125,000		176,138
Ecolab, Sr. Unscd. Notes	2.70	11/1/2026	250,000		282,297
Ecolab, Sr. Unscd. Notes	4.35	12/8/2021	164,000		172,776
LYB International Finance, Gtd. Bonds	4.00	7/15/2023	350,000		382,226
Nutrien, Sr. Unscd. Notes	3.63	3/15/2024	200,000		219,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Chemicals - .4% (continued)
Nutrien, Sr. Unscd. Notes	5.25	1/15/2045	200,000		265,933
Praxair, Gtd. Notes	2.45	2/15/2022	400,000		410,999
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	500,000		735,729
The Dow Chemical Company, Sr. Unscd. Notes	3.63	5/15/2026	250,000		279,111
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	300,000		349,597
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	300,000		321,226
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		134,188
				4,457,394
Collateralized Municipal-Backed Securities - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/25/2021	766,118	[c]	784,842
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K032, Cl. A1	3.02	2/25/2023	207,383	[c]	214,459
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K039, Cl. A2	3.30	7/25/2024	1,000,000	[c]	1,100,751
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	648,000	[c]	714,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	1,000,000	[c]	1,120,794
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	1,300,000	[c]	1,424,592
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K091, Cl. A2	3.51	3/25/2029	400,000	[c]	479,499
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K092, Cl. A2	3.30	4/25/2029	400,000	[c]	473,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Collateralized Municipal-Backed Securities - 1.0% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	457,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	5/25/2029	299,025	[c]	318,044
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.62	4/25/2023	186,227	[c]	192,679
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.08	6/25/2027	975,000	[c]	1,094,224
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/25/2027	443,063	[c]	464,541
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	2.98	12/25/2027	1,000,000	[c]	1,137,033
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.37	7/25/2028	750,000	[c]	871,665
Federal National Mortgage Association, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	500,000	[c]	566,804
Federal National Mortgage Association, Ser. 2019-M5, Cl. A2	3.27	2/25/2029	200,000	[c]	232,915
				11,648,739
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000		111,568
Equifax, Sr. Unscd. Notes	2.60	12/1/2024	400,000		427,530
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	500,000		595,379
IHS Markit, Sr. Unscd. Notes	3.63	5/1/2024	223,000		240,409
PayPal Holdings, Sr. Unscd. Notes	1.65	6/1/2025	400,000		417,416
PayPal Holdings, Sr. Unscd. Notes	2.85	10/1/2029	95,000		107,408
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	300,000		365,024
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000		534,955
S&P Global, Gtd. Notes	4.40	2/15/2026	230,000		274,027
The Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000		233,312
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000		138,331
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000		66,580
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000		313,831
				3,825,770
Commercial Mortgage Pass-Through Ctfs. - 1.4%
BANK, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000		445,866

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.4% (continued)
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	353,419
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000	444,867
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	500,000	560,047
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/2047	1,000,000	1,084,931
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.11	8/10/2050	750,000	784,560
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000	220,083
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	1,035,000	1,162,851
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	453,580	484,535
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/15/2047	795,157	819,497
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/2045	500,000	543,640
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	725,000	793,796
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	2,000,000	2,249,368
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	1,175,000	1,256,009
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	2,000,000	2,161,365
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	602,894
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/2046	412,000	429,449
Wells Fargo Commercial Mortgage Trust, Ser. 2017-RC1, Cl. A2	3.12	1/15/2060	498,160	510,358
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44 Cl. A5	4.21	5/15/2051	900,000	1,068,211
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	318,223	324,881
				16,300,627
Consumer Discretionary - .1%
Marriott International, Sr. Unscd. Notes, Ser. N	3.13	10/15/2021	600,000	609,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Consumer Discretionary - .1% (continued)
Sands China, Sr. Unscd. Notes	4.38	6/18/2030	200,000	[a] 210,830
				820,130
Consumer Durables & Apparel - .1%
Nike, Sr. Unscd. Notes	2.25	5/1/2023	300,000	315,181
Nike, Sr. Unscd. Notes	3.63	5/1/2043	300,000	372,979
NIKE, Sr. Unscd. Notes	3.38	3/27/2050	300,000	368,808
Ralph Lauren, Sr. Unscd. Notes	2.95	6/15/2030	200,000	212,043
				1,269,011
Consumer Staples - .2%
Church & Dwight, Sr. Unscd. Notes	3.95	8/1/2047	300,000	374,578
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/2021	500,000	514,077
Kimberly-Clark, Sr. Unscd. Notes	3.10	3/26/2030	300,000	349,617
The Clorox Company, Sr. Unscd. Notes	3.80	11/15/2021	200,000	208,889
The Estee Lauder Companies, Sr. Unscd. Notes	2.00	12/1/2024	320,000	340,147
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	300,000	328,520
The Estee Lauder Companies, Sr. Unscd. Notes	2.60	4/15/2030	300,000	334,653
Unilever Capital, Gtd. Notes	5.90	11/15/2032	250,000	377,328
				2,827,809
Diversified Financials - .8%
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/2022	500,000	497,553
AerCap Ireland Capital, Gtd. Notes	3.95	2/1/2022	500,000	503,932
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000	273,417
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	300,000	305,421
Air Lease, Sr. Unscd. Notes	3.75	2/1/2022	100,000	101,491
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	200,000	213,838
Ally Financial, Sr. Unscd. Notes	5.80	5/1/2025	250,000	290,031
American Express, Sub. Notes	3.63	12/5/2024	500,000	556,813
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000	303,602
Blackrock, Sr. Unscd. Notes	3.50	3/18/2024	250,000	278,479
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000	827,193
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000	275,931
GE Capital Funding, Gtd. Notes	4.05	5/15/2027	100,000	[a] 106,493
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	1,100,000	1,138,214
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000	389,396
Intercontinental Exchange, Sr. Unscd. Notes	2.10	6/15/2030	200,000	212,007
Intercontinental Exchange, Sr. Unscd. Notes	3.00	6/15/2050	200,000	232,628

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Diversified Financials - .8% (continued)
Intercontinental Exchange, Sr. Unscd. Notes	4.25	9/21/2048	75,000	102,462
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000	273,863
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000	42,202
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/2023	150,000	163,685
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000	270,373
Mastercard, Sr. Unscd. Notes	3.85	3/26/2050	500,000	672,668
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000	282,332
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000	531,340
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000	72,843
Visa, Sr. Unscd. Notes	4.15	12/14/2035	270,000	360,825
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000	285,919
				9,564,951
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	145,628
Electronic Components - .2%
Allegion US Holding, Gtd. Notes	3.20	10/1/2024	400,000	425,827
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000	533,400
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000	273,718
Jabil, Sr. Unscd. Notes	3.00	1/15/2031	200,000	203,314
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000	583,199
				2,019,458
Energy - 2.3%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	400,000	418,002
BP Capital Markets America, Gtd. Notes	3.25	5/6/2022	700,000	734,323
BP Capital Markets America, Gtd. Notes	3.63	4/6/2030	300,000	348,748
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000	341,118
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000	353,744
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000	120,347
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000	252,605
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	180,000	205,487
Chevron, Sr. Unscd. Notes	2.24	5/11/2030	180,000	194,853
Chevron, Sr. Unscd. Notes	2.95	5/16/2026	295,000	330,476
Chevron, Sr. Unscd. Notes	3.08	5/11/2050	300,000	348,469
Chevron, Sr. Unscd. Notes	3.33	11/17/2025	165,000	186,974

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.3% (continued)
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/2023	500,000	525,866
Concho Resources, Gtd. Notes	4.30	8/15/2028	200,000	227,141
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000	72,445
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000	182,176
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000	393,042
ConocoPhillips, Sr. Unscd. Notes	6.95	4/15/2029	125,000	178,097
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000	79,265
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/2043	300,000	389,039
Enable Midstream Partners, Sr. Unscd. Notes	5.00	5/15/2044	250,000	201,485
Enbridge, Gtd. Notes	4.25	12/1/2026	500,000	578,423
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	200,000	198,165
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	300,000	298,716
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	500,000	478,363
Energy Transfer Operating, Gtd. Notes	6.25	4/15/2049	95,000	102,587
Enterprise Products Operating, Gtd. Notes	3.13	7/31/2029	300,000	330,573
Enterprise Products Operating, Gtd. Notes	3.35	3/15/2023	600,000	638,035
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000	227,685
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	95,000	105,346
Enterprise Products Operating, Gtd. Notes	4.25	2/15/2048	75,000	87,185
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	500,000	607,679
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	200,000	241,978
Equinor, Gtd. Notes	3.63	4/6/2040	200,000	241,455
Equinor ASA, Gtd. Notes	2.65	1/15/2024	500,000	535,501
Exxon Mobil, Sr. Unscd. Notes	1.57	4/15/2023	250,000	258,184
Exxon Mobil, Sr. Unscd. Notes	2.28	8/16/2026	155,000	168,799
Exxon Mobil, Sr. Unscd. Notes	2.61	10/15/2030	345,000	381,001
Exxon Mobil, Sr. Unscd. Notes	3.00	8/16/2039	430,000	477,309
Exxon Mobil, Sr. Unscd. Notes	3.10	8/16/2049	230,000	258,223
Exxon Mobil, Sr. Unscd. Notes	3.45	4/15/2051	135,000	160,729
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	250,000	316,009
Halliburton, Sr. Unscd. Notes	3.80	11/15/2025	415,000	449,882
Hess, Sr. Unscd. Notes	4.30	4/1/2027	250,000	263,529
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000	287,301
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/2026	480,000	527,364

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.3% (continued)
Kinder Morgan, Gtd. Notes	4.30	3/1/2028	500,000		583,859
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000		536,604
Kinder Morgan Energy Partners, Gtd. Notes	5.00	10/1/2021	300,000		311,431
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	300,000		361,482
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000		469,811
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	300,000		314,845
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	300,000		343,380
MPLX, Sr. Unscd. Notes	4.50	4/15/2038	105,000		111,966
MPLX, Sr. Unscd. Notes	4.88	12/1/2024	500,000		563,007
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000		124,734
MPLX, Sr. Unscd. Notes	5.50	2/15/2049	150,000		179,948
Nexen, Gtd. Notes	5.88	3/10/2035	125,000		181,388
Noble Energy, Sr. Unscd. Notes	3.90	11/15/2024	200,000		222,940
ONEOK, Gtd. Notes	4.00	7/13/2027	300,000	[b]	309,116
ONEOK, Gtd. Notes	4.50	3/15/2050	300,000		274,314
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000		543,151
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000		70,375
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000		257,182
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	300,000		316,050
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000		242,310
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000		686,938
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	4/15/2023	300,000		330,819
Shell International Finance, Gtd. Notes	2.38	4/6/2025	250,000		268,642
Shell International Finance, Gtd. Notes	2.38	11/7/2029	400,000		432,530
Shell International Finance, Gtd. Notes	2.75	4/6/2030	250,000		278,876
Shell International Finance, Gtd. Notes	2.88	5/10/2026	185,000		206,081
Shell International Finance, Gtd. Notes	3.25	4/6/2050	250,000		282,453
Shell International Finance, Gtd. Notes	3.25	5/11/2025	560,000		627,297
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000		332,333
Spectra Energy Partners, Gtd. Notes	5.95	9/25/2043	200,000		262,516

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.3% (continued)
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000	55,511
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000	408,883
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/2043	200,000	188,606
Sunoco Logistics Partners Operations, Gtd. Notes	5.40	10/1/2047	110,000	110,658
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000	97,635
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	150,000	164,521
The Williams Companies, Sr. Unscd. Notes	4.00	9/15/2025	100,000	111,903
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	400,000	520,158
Total Capital International, Gtd. Notes	2.83	1/10/2030	170,000	[b] 191,309
Total Capital International, Gtd. Notes	3.46	7/12/2049	50,000	59,933
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/2023	500,000	546,636
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000	80,939
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000	105,937
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000	482,820
Valero Energy, Gtd. Notes	7.50	4/15/2032	170,000	244,793
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	165,000	228,147
				27,928,490
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	5.25	11/15/2021	500,000	530,799
Waste Management, Gtd. Notes	3.50	5/15/2024	500,000	545,712
Waste Management, Gtd. Notes	4.15	7/15/2049	250,000	332,924
				1,409,435
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000	275,907
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000	439,293
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000	94,081
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/2023	165,000	175,099
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000	124,046
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000	86,929
General Mills, Sr. Unscd. Notes	2.88	4/15/2030	300,000	337,123
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	110,000	132,569
General Mills, Sr. Unscd. Notes	5.40	6/15/2040	300,000	429,286

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Food Products - .4% (continued)
Hormel Foods, Sr. Unscd. Notes	1.80	6/11/2030	200,000		210,378
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000		319,464
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	300,000		326,746
Mondelez International, Sr. Unscd. Notes	2.13	4/13/2023	400,000		417,396
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	300,000		333,573
Sysco, Gtd. Notes	5.38	9/21/2035	200,000		247,486
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000		350,277
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	400,000		585,658
Tyson Foods, Sr. Unscd. Bonds	5.15	8/15/2044	250,000		339,139
				4,948,543
Foreign Governmental - 1.5%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	400,000	[b]	423,611
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000		553,125
Colombia, Sr. Unscd. Bonds	5.00	6/15/2045	800,000		989,436
Colombia, Sr. Unscd. Notes	3.88	4/25/2027	500,000		545,280
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		33,147
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		525,638
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		330,236
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000		345,680
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		361,415
Israel, Gov't Gtd. Bonds	5.50	9/18/2023	450,000		523,149
Israel, Sr. Unscd. Bonds	3.15	6/30/2023	300,000		321,872
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		312,375
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		345,150
Italy, Sr. Unscd. Debs.	6.88	9/27/2023	400,000		464,992
Mexico, Sr. Unscd. Notes	3.63	3/15/2022	500,000		523,125
Mexico, Sr. Unscd. Notes	3.90	4/27/2025	300,000		325,629
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	345,000		380,147
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	600,000		670,827
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		293,375
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	850,000	[b]	1,074,188
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		266,250
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	400,000		616,218
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		595,439
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		650,573
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		489,281
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	800,000		1,148,452
Poland, Sr. Unscd. Notes	5.00	3/23/2022	650,000		699,284
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		93,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Foreign Governmental - 1.5% (continued)
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	925,000		1,205,503
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/2021	450,000	[b]	491,820
Province of Ontario Canada, Sr. Unscd. Bonds	1.75	1/24/2023	300,000		310,498
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000		164,343
Province of Quebec Canada, Sr. Unscd. Debs., Ser. NJ	7.50	7/15/2023	200,000		240,734
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000		857,780
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		146,401
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		479,789
Uruguay, Sr. Unscd. Notes	4.50	8/14/2024	400,000	[b]	443,650
				18,241,997
Forest Products & Paper - .1%
International Paper, Sr. Unscd. Notes	3.65	6/15/2024	400,000		445,513
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	250,000		312,617
				758,130
Health Care - 3.3%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000		204,653
Abbott Laboratories, Sr. Unscd. Notes	3.40	11/30/2023	500,000		546,187
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		304,399
AbbVie, Sr. Unscd. Notes	2.60	11/21/2024	385,000	[a]	412,084
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	1,000,000		1,052,375
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	335,000	[a]	378,010
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000		190,459
AbbVie, Sr. Unscd. Notes	3.80	3/15/2025	300,000	[a]	337,032
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	200,000	[a]	245,296
AbbVie, Sr. Unscd. Notes	4.25	11/21/2049	290,000	[a]	372,382
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000		133,112
AbbVie, Sr. Unscd. Notes	4.30	5/14/2036	235,000		289,112
AbbVie, Sr. Unscd. Notes	4.45	5/14/2046	330,000		423,668
AbbVie, Sr. Unscd. Notes	4.63	10/1/2042	300,000	[a]	381,258
AbbVie, Sr. Unscd. Notes	4.75	3/15/2045	400,000	[a]	516,805
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	110,000		151,722
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000		319,463
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000		217,276
AmerisourceBergen, Sr. Unscd. Notes	2.80	5/15/2030	100,000		108,762

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.3% (continued)
Amgen, Sr. Unscd. Notes	2.45	2/21/2030	70,000	75,612
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	1,000,000	1,098,571
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	60,000	68,174
Amgen, Sr. Unscd. Notes	3.38	2/21/2050	60,000	70,615
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	300,000	425,825
Anthem, Sr. Unscd. Notes	2.25	5/15/2030	100,000	105,980
Anthem, Sr. Unscd. Notes	3.30	1/15/2023	500,000	534,107
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	450,000	596,816
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000	63,812
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000	283,520
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	312,526
Baxalta, Gtd. Notes	5.25	6/23/2045	200,000	286,112
Becton Dickinson & Co., Sr. Unscd. Notes	3.13	11/8/2021	500,000	516,119
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000	429,736
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000	578,468
Boston Scientific, Sr. Unscd. Notes	1.90	6/1/2025	300,000	315,083
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/2022	400,000	412,645
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	285,000	310,704
Bristol-Myers Squibb, Sr. Unscd. Notes	3.25	2/20/2023	60,000	64,208
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	250,000	294,692
Bristol-Myers Squibb, Sr. Unscd. Notes	3.88	8/15/2025	190,000	218,932
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	90,000	106,926
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	240,000	321,402
Bristol-Myers Squibb, Sr. Unscd. Notes	4.25	10/26/2049	200,000	285,577
Bristol-Myers Squibb, Sr. Unscd. Notes	4.35	11/15/2047	90,000	125,884
Bristol-Myers Squibb, Sr. Unscd. Notes	4.55	2/20/2048	90,000	130,023
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/2023	150,000	159,710
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000	348,790
Cigna, Gtd. Notes	3.40	9/17/2021	80,000	82,654
Cigna, Gtd. Notes	3.40	3/1/2027	300,000	339,845
Cigna, Gtd. Notes	3.75	7/15/2023	127,000	138,429
Cigna, Gtd. Notes	3.88	10/15/2047	75,000	92,175
Cigna, Gtd. Notes	4.13	11/15/2025	130,000	150,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.3% (continued)
Cigna, Gtd. Notes	4.38	10/15/2028	230,000	277,911
Cigna, Gtd. Notes	4.80	7/15/2046	250,000	339,230
CVS Health, Sr. Unscd. Notes	2.88	6/1/2026	400,000	437,847
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	100,000	112,837
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	400,000	454,882
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000	760,802
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000	643,496
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	550,000	759,022
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000	344,090
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000	382,443
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	500,000	567,665
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000	302,706
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/2035	190,000	261,207
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/2044	500,000	714,230
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000	319,658
GlaxoSmithKline Capital, Gtd. Notes	2.85	5/8/2022	500,000	522,057
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000	151,583
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	125,000	150,945
HCA, Sr. Scd. Notes	4.13	6/15/2029	110,000	128,873
HCA, Sr. Scd. Notes	5.13	6/15/2039	50,000	63,577
HCA, Sr. Scd. Notes	5.25	6/15/2049	100,000	132,992
Humana, Sr. Unscd. Notes	3.85	10/1/2024	500,000	555,616
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/2033	170,000	242,417
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000	421,599
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	65,974
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/2047	350,000	467,557
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000	565,315
Kaiser Foundation Hospitals, Gtd. Notes	3.50	4/1/2022	400,000	419,906
Laboratory Corp. of America Holdings, Sr. Unscd. Notes	4.00	11/1/2023	400,000	439,574
Medtronic, Gtd. Notes	3.50	3/15/2025	550,000	622,015
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	279,486
Merck & Co., Sr. Unscd. Notes	1.45	6/24/2030	200,000	205,773
Merck & Co., Sr. Unscd. Notes	2.35	6/24/2040	50,000	53,895
Merck & Co., Sr. Unscd. Notes	2.45	6/24/2050	60,000	64,872
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000	546,228
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000	72,131
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000	110,935
Mount Sinai Hospitals Group, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	342,734
Mylan, Gtd. Notes	5.40	11/29/2043	300,000	390,170

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.3% (continued)
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000		287,886
Novartis Capital, Gtd. Notes	2.20	8/14/2030	390,000		425,912
Novartis Capital, Gtd. Notes	2.75	8/14/2050	60,000		68,583
Novartis Capital, Gtd. Notes	4.40	5/6/2044	340,000		480,847
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/2026	200,000		223,196
Pfizer, Sr. Unscd. Notes	0.80	5/28/2025	300,000		305,403
Pfizer, Sr. Unscd. Notes	2.55	5/28/2040	300,000		332,802
Pfizer, Sr. Unscd. Notes	2.75	6/3/2026	470,000		527,620
Pfizer, Sr. Unscd. Notes	3.00	12/15/2026	250,000		286,259
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000		119,677
Pfizer, Sr. Unscd. Notes	4.00	3/15/2049	65,000		88,391
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000		412,804
Pfizer, Sr. Unscd. Notes	4.20	9/15/2048	60,000		82,983
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		304,933
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	250,000		278,276
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000		284,315
Stryker, Sr. Unscd. Notes	4.38	5/15/2044	250,000		323,207
Takeda Pharmaceutical, Sr. Unscd. Notes	4.40	11/26/2023	200,000		223,905
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	200,000		251,504
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/2044	250,000		369,665
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000		248,920
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/2021	350,000		362,840
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000		89,697
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/2025	330,000		379,759
UnitedHealth Group, Sr. Unscd. Notes	3.88	12/15/2028	100,000		120,884
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000		109,860
UnitedHealth Group, Sr. Unscd. Notes	4.45	12/15/2048	60,000		84,417
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000		403,284
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000		686,116
Upjohn, Gtd. Notes	1.13	6/22/2022	500,000	[a]	504,044
Upjohn, Gtd. Notes	2.70	6/22/2030	150,000	[a]	160,329
Upjohn, Gtd. Notes	3.85	6/22/2040	550,000	[a]	628,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.3% (continued)
Upjohn, Gtd. Notes	4.00	6/22/2050	150,000	[a] 171,721
Wyeth, Gtd. Notes	6.50	2/1/2034	200,000	319,060
Zoetis, Sr. Unscd. Notes	3.00	5/15/2050	300,000	340,960
				39,910,867
Industrial - .7%
3M, Sr. Unscd. Notes	2.00	2/14/2025	345,000	366,577
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000	544,723
3M, Sr. Unscd. Notes	2.38	8/26/2029	390,000	430,991
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000	353,106
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000	357,054
Caterpillar, Sr. Unscd. Notes	2.60	6/26/2022	600,000	621,807
Caterpillar, Sr. Unscd. Notes	3.25	4/9/2050	300,000	363,021
Caterpillar, Sr. Unscd. Notes	4.30	5/15/2044	200,000	269,144
Caterpillar Financial Services, Sr. Unscd. Notes	2.95	2/26/2022	300,000	312,108
Eaton, Gtd. Notes	4.15	11/2/2042	200,000	255,320
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	395,000	400,571
General Electric, Sr. Unscd. Notes	4.25	5/1/2040	300,000	307,768
General Electric, Sr. Unscd. Notes	4.35	5/1/2050	410,000	425,764
General Electric, Sr. Unscd. Notes	6.75	3/15/2032	500,000	630,413
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	470,000	618,903
John Deere Capital, Sr. Unscd. Notes	2.05	1/9/2025	200,000	213,330
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/2023	500,000	531,805
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/2021	300,000	310,365
Parker-Hannifin, Sr. Unscd. Notes	4.00	6/14/2049	40,000	50,326
Stanley Black & Decker, Gtd. Notes	3.40	12/1/2021	400,000	412,955
Stanley Black & Decker, Sr. Unscd. Notes	2.30	3/15/2030	300,000	323,255
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000	544,939
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000	302,653
Xylem, Sr. Unscd. Notes	4.88	10/1/2021	21,000	22,054
				8,968,952
Information Technology - .6%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000	280,241
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000	285,747
Broadridge Financial Solutions, Sr. Unscd. Notes	2.90	12/1/2029	150,000	164,459
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/2026	250,000	280,696
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	200,000	239,606
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	190,000	205,193
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	190,000	220,270
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	100,000	134,810

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Information Technology - .6% (continued)
Microsoft, Sr. Unscd. Notes	1.55	8/8/2021	575,000	582,407
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	1,611,000	1,772,586
Microsoft, Sr. Unscd. Notes	2.68	6/1/2060	153,000	169,213
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	700,000	799,002
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	286,313
Oracle, Sr. Unscd. Notes	3.40	7/8/2024	500,000	551,294
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	900,000	1,109,486
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	202,111
Oracle, Sr. Unscd. Notes	4.38	5/15/2055	280,000	378,740
				7,662,174
Insurance - 1.0%
Aflac, Sr. Unscd. Notes	3.63	6/15/2023	300,000	328,135
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	593,647
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	90,000	106,240
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	460,000	598,423
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	400,000	432,089
Aon, Gtd. Notes	2.80	5/15/2030	100,000	110,428
Aon, Gtd. Notes	3.75	5/2/2029	250,000	293,618
Aon, Gtd. Notes	4.60	6/14/2044	500,000	670,728
AXA, Sub. Bonds	8.60	12/15/2030	165,000	246,037
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	500,000	565,188
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	184,053
Chubb INA Holdings, Gtd. Notes	3.35	5/15/2024	250,000	277,391
Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/2028	90,000	104,075
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	540,218
Lincoln National, Sr. Unscd. Notes	3.63	12/12/2026	500,000	559,152
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	264,271
Marsh & McLennan, Sr. Unscd. Notes	4.38	3/15/2029	70,000	86,707
Marsh & McLennan, Sr. Unscd. Notes	4.90	3/15/2049	65,000	97,118
Marsh & McLennan, Sr. Unscd. Notes	5.88	8/1/2033	275,000	405,297
MetLife, Sr. Unscd. Notes	3.60	4/10/2024	250,000	278,232
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	256,610
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	235,496
Principal Financial Group, Gtd. Notes	2.13	6/15/2030	300,000	312,293
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000	317,400
Prudential Financial, Sr. Unscd. Notes	3.70	3/13/2051	75,000	89,867

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Insurance - 1.0% (continued)
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	400,000	524,488
Reinsurance Group of America, Sr. Unscd. Notes	3.15	6/15/2030	300,000	325,419
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	250,000	282,642
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000	386,946
The Allstate, Sub. Debs., Ser. B	5.75	8/15/2053	300,000	319,734
The Chubb, Gtd. Notes	6.00	5/11/2037	200,000	308,030
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	96,235
The Progressive Corp., Sr. Unscd. Notes	4.35	4/25/2044	250,000	345,841
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000	139,365
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	300,000	393,415
Trinity Acquisition, Gtd. Notes	3.50	9/15/2021	500,000	512,965
				11,587,793
Internet Software & Services - .4%
Alibaba Group Holding, Sr. Unscd. Notes	3.13	11/28/2021	290,000	298,738
Alibaba Group Holding, Sr. Unscd. Notes	3.60	11/28/2024	300,000	332,311
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000	495,163
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000	325,077
Amazon.com, Sr. Unscd. Notes	0.40	6/3/2023	200,000	201,506
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	200,000	203,290
Amazon.com, Sr. Unscd. Notes	1.50	6/3/2030	200,000	207,636
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	210,000	220,989
Amazon.com, Sr. Unscd. Notes	2.50	6/3/2050	200,000	218,942
Amazon.com, Sr. Unscd. Notes	2.70	6/3/2060	195,000	215,862
Amazon.com, Sr. Unscd. Notes	3.15	8/22/2027	650,000	752,467
Amazon.com, Sr. Unscd. Notes	3.88	8/22/2037	195,000	253,492
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000	221,216
Baidu, Sr. Unscd. Notes	4.88	11/14/2028	200,000	242,826
eBay, Sr. Unscd. Notes	4.00	7/15/2042	200,000	229,591
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/2022	200,000	207,841
				4,626,947
Media - 1.0%
Charter Communications Operating, Sr. Scd. Notes	4.80	3/1/2050	300,000	362,503

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Media - 1.0% (continued)
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000		591,629
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	100,000		131,294
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000		704,796
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000		77,814
Comcast, Gtd. Bonds	4.75	3/1/2044	500,000		706,919
Comcast, Gtd. Notes	2.75	3/1/2023	100,000		106,021
Comcast, Gtd. Notes	2.85	1/15/2023	300,000		320,867
Comcast, Gtd. Notes	3.38	8/15/2025	730,000		822,783
Comcast, Gtd. Notes	3.70	4/15/2024	345,000		384,193
Comcast, Gtd. Notes	3.90	3/1/2038	75,000		93,976
Comcast, Gtd. Notes	4.00	3/1/2048	60,000		78,405
Comcast, Gtd. Notes	4.25	1/15/2033	500,000		637,026
Comcast, Gtd. Notes	4.60	10/15/2038	200,000		271,038
Comcast, Gtd. Notes	4.70	10/15/2048	405,000		582,505
Comcast, Gtd. Notes	6.45	3/15/2037	300,000		469,014
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/2022	304,000		369,276
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000		400,823
Discovery Communications, Gtd. Notes	5.20	9/20/2047	300,000		383,315
Fox, Sr. Unscd. Notes	4.03	1/25/2024	83,000		92,103
Fox, Sr. Unscd. Notes	5.48	1/25/2039	315,000		436,237
Fox, Sr. Unscd. Notes	5.58	1/25/2049	335,000		489,144
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000		231,915
The Walt Disney Company, Gtd. Notes	1.75	8/30/2024	150,000		157,177
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000		234,225
The Walt Disney Company, Gtd. Notes	2.20	1/13/2028	100,000		105,972
The Walt Disney Company, Gtd. Notes	2.75	9/1/2049	225,000		231,255
The Walt Disney Company, Gtd. Notes	3.60	1/13/2051	300,000		353,462
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	500,000	[b]	617,327
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	110,000		148,058
The Walt Disney Company, Gtd. Notes	6.20	12/15/2034	250,000		371,469
Time Warner Cable, Sr. Scd. Debs.	4.50	9/15/2042	250,000		289,332
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/2037	350,000		484,837

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Media - 1.0% (continued)
ViacomCBS, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	221,161
ViacomCBS, Sr. Unscd. Notes	4.90	8/15/2044	240,000	282,062
				12,239,933
Metals & Mining - .3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	400,000	582,591
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/2042	200,000	262,913
Newmont, Gtd. Notes	6.25	10/1/2039	126,000	192,354
Nucor, Sr. Unscd. Notes	6.40	12/1/2037	200,000	293,096
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000	521,766
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	500,000	658,027
Steel Dynamics, Gtd. Notes	4.13	9/15/2025	200,000	204,833
Teck Resources, Sr. Unscd. Notes	3.90	7/15/2030	300,000	[a] 310,922
Vale Overseas, Gtd. Notes	3.75	7/8/2030	200,000	214,894
Vale Overseas, Gtd. Notes	6.88	11/21/2036	550,000	752,813
				3,994,209
Municipal Securities - .7%
American Municipal Power, Revenue Bonds (Combined Hydroelectric Projects) (Build America Bond) Ser. B	8.08	2/15/2050	100,000	191,868
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	539,229
California, GO	3.50	4/1/2028	100,000	116,864
California, GO (Build America Bond)	7.50	4/1/2034	500,000	841,500
California, GO (Build America Bond)	7.55	4/1/2039	300,000	546,051
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	276,938
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Build America Bond)	6.64	4/1/2057	344,000	524,545
Illinois, GO	5.10	6/1/2033	730,000	766,507
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000	494,914
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	493,005
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	7.43	2/15/2029	250,000	311,515
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	400,000	707,292
New York City Water & Sewer System, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	560,166

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Municipal Securities - ..7% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	434,307
San Diego County Water Authority, Revenue Bonds (Build America Bond) Ser. B	6.14	5/1/2049	300,000	488,814
The Ohio State University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000	327,150
University of Pittsburgh, Revenue Bonds (Commonwealth System of Higher Education)	3.56	9/15/2119	200,000	252,776
				7,873,441
Real Estate - .9%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2028	300,000	350,097
Alexandria Real Estate Equities, Gtd. Notes	4.00	1/15/2024	300,000	333,289
Alexandria Real Estate Equities, Gtd. Notes	4.85	4/15/2049	300,000	432,419
American Tower, Sr. Unscd. Notes	3.80	8/15/2029	90,000	105,634
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000	445,452
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000	121,055
Brixmor Operating Partnership, Sr. Unscd. Notes	3.90	3/15/2027	300,000	311,440
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	200,000	207,939
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/2024	270,000	294,611
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000	491,718
Duke Realty, Gtd. Notes	3.75	12/1/2024	400,000	445,459
Equinix, Sr. Unscd. Notes	1.80	7/15/2027	200,000	205,434
Equinix, Sr. Unscd. Notes	2.15	7/15/2030	200,000	206,532
Essex Portfolio, Gtd. Notes	2.65	3/15/2032	400,000	432,298
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000	236,889
Federal Realty Investment Trust, Sr. Unscd. Notes	4.50	12/1/2044	200,000	237,396
Healthpeak Properties, Sr. Unscd. Notes	4.25	11/15/2023	20,000	21,936
Healthpeak Properties, Sr. Unscd. Notes	6.75	2/1/2041	300,000	453,110
Kimco Realty, Sr. Unscd. Notes	2.70	10/1/2030	200,000	206,900
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000	259,107
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000	438,283
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000	543,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Real Estate - .9% (continued)
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	370,000		401,739
Prologis, Sr. Unscd. Notes	3.00	4/15/2050	35,000		40,419
Realty Income, Sr. Unscd. Notes	3.88	7/15/2024	500,000		553,569
Simon Property Group, Sr. Unscd. Notes	2.65	7/15/2030	200,000		204,871
Simon Property Group, Sr. Unscd. Notes	3.25	9/13/2049	65,000		65,521
Simon Property Group, Sr. Unscd. Notes	3.80	7/15/2050	200,000		220,456
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/2040	150,000		221,594
UDR, Gtd. Notes	2.10	8/1/2032	200,000		204,728
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000		327,486
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000		230,289
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/2027	500,000		535,935
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000		225,642
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/2032	500,000		721,636
				10,734,115
Retailing - .7%
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000		552,447
Costco Wholesale, Sr. Unscd. Notes	1.60	4/20/2030	200,000		207,067
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000	[b]	114,249
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000		113,105
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	250,000		274,931
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000		93,827
Lowe's, Sr. Unscd. Notes	4.05	5/3/2047	120,000		150,700
Lowe's, Sr. Unscd. Notes	4.38	9/15/2045	250,000		320,762
Lowe's, Sr. Unscd. Notes	4.55	4/5/2049	80,000		107,518
McDonald's, Sr. Unscd. Notes	3.63	9/1/2049	50,000		59,041
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000		641,155
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	400,000		429,910
Starbucks, Sr. Unscd. Notes	4.30	6/15/2045	100,000		122,335
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	250,000		327,848
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000		441,128
Target, Sr. Unscd. Notes	3.90	11/15/2047	50,000		68,593
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	500,000		611,818
The Home Depot, Sr. Unscd. Notes	4.88	2/15/2044	500,000		713,325
The Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000		465,289
The TJX Companies, Sr. Unscd. Notes	3.50	4/15/2025	300,000		334,820
Walgreens Boots Alliance, Sr. Unscd. Notes	3.30	11/18/2021	400,000		413,073
Walgreens Boots Alliance, Sr. Unscd. Notes	4.50	11/18/2034	400,000		463,248
Walmart, Sr. Unscd. Notes	2.35	12/15/2022	300,000		314,485

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Retailing - .7% (continued)
Walmart, Sr. Unscd. Notes	2.95	9/24/2049	200,000		241,766
Walmart, Sr. Unscd. Notes	3.25	7/8/2029	90,000		106,549
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		287,824
Walmart, Sr. Unscd. Notes	3.63	12/15/2047	500,000		658,776
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		119,855
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		251,440
				9,006,884
Semiconductors & Semiconductor Equipment - .6%
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		578,965
Broadcom, Gtd. Notes	4.11	9/15/2028	260,000	[a]	295,014
Broadcom, Gtd. Notes	4.15	11/15/2030	230,000	[a]	258,832
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000	[a]	244,962
Broadcom, Gtd. Notes	5.00	4/15/2030	400,000	[a]	476,265
Broadcom Cayman Finance, Gtd. Notes	3.00	1/15/2022	760,000		781,473
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	110,000		119,503
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	300,000		333,515
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000		125,084
Intel, Sr. Unscd. Notes	3.25	11/15/2049	150,000		178,569
Intel, Sr. Unscd. Notes	3.30	10/1/2021	850,000		879,645
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		150,508
Intel, Sr. Unscd. Notes	3.90	3/25/2030	300,000		368,915
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		105,281
Intel, Sr. Unscd. Notes	4.75	3/25/2050	300,000		440,286
Nvidia, Sr. Unscd. Notes	2.20	9/16/2021	250,000		254,711
NXP, Gtd. Notes	4.88	3/1/2024	200,000	[a]	225,083
NXP, Gtd. Notes	5.35	3/1/2026	100,000	[a]	120,000
NXP, Gtd. Notes	5.55	12/1/2028	100,000	[a]	125,800
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		161,933
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		194,202
Texas Instruments, Sr. Unscd. Notes	1.75	5/4/2030	400,000		420,609
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		111,489
				6,950,644
Supranational Bank - 1.7%
African Development Bank, Sr. Unscd. Notes	2.38	9/23/2021	500,000	[b]	512,369
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		326,113
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		222,875
Asian Development Bank, Sr. Unscd. Notes	0.25	7/14/2023	300,000		300,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Supranational Bank - 1.7% (continued)
Asian Development Bank, Sr. Unscd. Notes	1.88	7/19/2022	170,000		175,537
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		110,660
Asian Development Bank, Sr. Unscd. Notes	2.00	2/16/2022	500,000		513,601
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000		1,075,568
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		104,129
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		533,147
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	500,000		516,458
European Bank for Reconstruction & Development, Sr. Unscd. Notes	2.13	3/7/2022	400,000		412,018
European Bank for Reconstruction & Development, Unscd. Notes	0.25	7/10/2023	300,000		300,466
European Investment Bank, Sr. Unscd. Bonds	0.25	9/15/2023	400,000		400,507
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		211,890
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		324,813
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		172,421
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	1,000,000		1,071,445
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	[b]	561,987
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	305,000		323,294
European Investment Bank, Sr. Unscd. Notes	2.63	5/20/2022	500,000		521,838
European Investment Bank, Sr. Unscd. Notes	2.88	12/15/2021	300,000		311,010
Export Development Canada, Gov't Gtd. Bonds	2.63	2/21/2024	300,000		325,155
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000	[b]	553,288
Export-Import Bank of Korea, Sr. Unscd. Notes	1.88	10/21/2021	500,000		507,565
FMS Wertmanagement, Gov't Gtd. Notes	2.75	1/30/2024	400,000		434,599
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000		1,078,439
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000		159,501

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Supranational Bank - 1.7% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	1.75	4/14/2022	600,000		615,742
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		86,858
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/18/2022	370,000		380,071
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	225,000		237,621
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		358,450
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		395,107
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000		1,106,383
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	7.63	1/19/2023	300,000		354,159
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		300,546
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		202,741
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	430,000		435,529
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		317,102
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000		520,794
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	620,000		636,244
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000		534,969
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	750,000		836,931
Japan Bank for International Cooperation, Gov't. Gtd. Notes	1.75	1/23/2023	200,000		206,614
Japan Bank for International Cooperation, Gov't. Gtd. Notes	2.00	10/17/2029	300,000	[b]	329,308
				19,916,089
Technology Hardware & Equipment - .7%
Amdocs, Sr. Unscd. Notes	2.54	6/15/2030	200,000		208,956

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Technology Hardware & Equipment - .7% (continued)
Apple, Sr. Unscd. Notes	1.13	5/11/2025	125,000		128,579
Apple, Sr. Unscd. Notes	1.65	5/11/2030	100,000		105,074
Apple, Sr. Unscd. Notes	1.80	9/11/2024	135,000		142,356
Apple, Sr. Unscd. Notes	2.20	9/11/2029	120,000		131,083
Apple, Sr. Unscd. Notes	2.40	1/13/2023	160,000		167,832
Apple, Sr. Unscd. Notes	2.50	2/9/2022	300,000		309,894
Apple, Sr. Unscd. Notes	2.65	5/11/2050	120,000		133,271
Apple, Sr. Unscd. Notes	2.95	9/11/2049	75,000		86,539
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000		229,240
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000		576,986
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000		554,793
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000		116,548
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000		418,677
Apple, Sr. Unscd. Notes	4.45	5/6/2044	500,000		702,518
Dell International, Sr. Scd. Notes	6.02	6/15/2026	200,000	[a]	234,640
Dell International, Sr. Scd. Notes	8.35	7/15/2046	260,000	[a]	362,203
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.45	4/1/2024	200,000		200,289
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.75	4/1/2026	200,000		200,488
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	500,000		578,290
HP, Sr. Unscd. Notes	3.00	6/17/2027	200,000	[b]	215,720
HP, Sr. Unscd. Notes	3.40	6/17/2030	200,000		215,849
HP, Sr. Unscd. Notes	6.00	9/15/2041	200,000		248,335
International Business Machines, Sr. Unscd. Notes	1.70	5/15/2027	100,000		104,095
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	320,000		349,472
International Business Machines, Sr. Unscd. Notes	3.30	5/15/2026	250,000		284,591
International Business Machines, Sr. Unscd. Notes	3.50	5/15/2029	220,000		259,340
International Business Machines, Sr. Unscd. Notes	4.15	5/15/2039	105,000		133,263
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	160,000		211,037
International Business Machines, Sr. Unscd. Notes	5.60	11/30/2039	300,000		448,131
NetApp, Sr. Unscd. Notes	2.70	6/22/2030	200,000		213,000
Seagate HDD Cayman, Gtd. Notes	4.09	6/1/2029	200,000	[a]	214,111
Seagate HDD Cayman, Gtd. Notes	4.13	1/15/2031	200,000	[a]	215,113
				8,700,313
Telecommunication Services - 1.4%
America Movil, Gtd. Notes	6.38	3/1/2035	100,000		150,248

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Telecommunication Services - 1.4% (continued)
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000		265,369
AT&T, Sr. Unscd. Notes	4.30	2/15/2030	507,000		609,396
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	560,000		669,614
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000		602,401
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000		417,406
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	400,000		490,693
AT&T, Sr. Unscd. Notes	4.85	7/15/2045	300,000		373,039
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000		137,510
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	75,000		100,546
AT&T, Sr. Unscd. Notes	5.70	3/1/2057	360,000		522,353
AT&T, Sr. Unscd. Notes	6.00	8/15/2040	400,000		560,932
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000		290,654
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	500,000		568,472
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000		390,242
Corning, Sr. Unscd. Notes	3.90	11/15/2049	300,000		353,311
Corning, Sr. Unscd. Notes	4.38	11/15/2057	50,000		62,629
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000		483,455
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/2025	200,000	[b]	226,310
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000		497,607
Rogers Communications, Gtd. Bonds	7.50	8/15/2038	125,000		200,185
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	300,000		386,920
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000		381,167
T-Mobile USA, Sr. Scd. Notes	1.50	2/15/2026	300,000	[a]	304,299
T-Mobile USA, Sr. Scd. Notes	2.05	2/15/2028	400,000	[a]	411,248
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	310,000	[a]	342,801
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	695,000	[a]	796,421
T-Mobile USA, Sr. Scd. Notes	4.38	4/15/2040	345,000	[a]	422,708
T-Mobile USA, Sr. Scd. Notes	4.50	4/15/2050	250,000	[a]	314,268
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	387,000		434,743
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	977,000		1,196,603
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000		308,430
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	220,000		288,342
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	400,000		572,280
Verizon Communications, Sr. Unscd. Notes	5.01	4/15/2049	330,000		490,682
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	1,000,000		1,143,206

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Telecommunication Services - 1.4% (continued)
Verizon Communications, Sr. Unscd. Notes	5.25	3/16/2037	365,000	515,368
Vodafone Group, Sr. Unscd. Notes	4.25	9/17/2050	75,000	92,933
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	225,000	273,296
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000	77,859
Vodafone Group, Sr. Unscd. Notes	5.13	6/19/2059	110,000	150,778
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000	244,980
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000	184,087
				17,305,791
Transportation - .5%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	3.05	3/15/2022	200,000	207,623
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000	418,395
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	465,808
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000	132,459
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	9/15/2115	220,000	373,966
CSX, Sr. Unscd. Notes	3.70	11/1/2023	500,000	551,478
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000	237,862
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000	67,216
CSX, Sr. Unscd. Notes	4.50	8/1/2054	250,000	344,661
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000	142,866
FedEx, Gtd. Notes	4.00	1/15/2024	250,000	279,294
FedEx, Gtd. Notes	4.75	11/15/2045	400,000	499,108
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	300,000	419,493
Norfolk Southern, Sr. Unscd. Bonds	4.84	10/1/2041	350,000	475,922
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/2024	300,000	331,222
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000	422,218
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	443,000	563,576
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000	126,490
Union Pacific, Sr. Unscd. Notes	4.30	3/1/2049	55,000	75,516
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000	99,937
				6,235,110
U.S. Government Agencies - 1.4%
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	0.25	5/6/2022	1,300,000	1,302,308
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	0.38	4/8/2022	1,000,000	1,003,740
Federal Home Loan Bank, Unscd. Bonds	1.88	12/9/2022	1,000,000	1,039,746

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies - 1.4% (continued)
Federal Home Loan Bank, Unscd. Bonds	2.63	12/10/2021	1,500,000		1,551,182
Federal Home Loan Bank, Unscd. Bonds	3.38	12/8/2023	500,000		551,701
Federal Home Loan Bank, Unscd. Bonds	5.50	7/15/2036	480,000		764,605
Federal Home Loan Mortgage Corp., Unscd. Notes	0.25	6/26/2023	1,400,000	[c]	1,400,626
Federal Home Loan Mortgage Corp., Unscd. Notes	1.50	2/12/2025	500,000	[b,c]	525,339
Federal Home Loan Mortgage Corp., Unscd. Notes	2.38	1/13/2022	500,000	[c]	516,094
Federal Home Loan Mortgage Corp., Unscd. Notes	6.25	7/15/2032	1,000,000	[c]	1,585,563
Federal National Mortgage Association, Unscd. Notes	0.25	5/22/2023	1,000,000	[c]	1,001,060
Federal National Mortgage Association, Unscd. Notes	1.25	8/17/2021	500,000	[c]	505,878
Federal National Mortgage Association, Unscd. Notes	1.38	10/7/2021	700,000	[c]	710,026
Federal National Mortgage Association, Unscd. Notes	1.63	10/15/2024	500,000	[c]	527,388
Federal National Mortgage Association, Unscd. Notes	6.25	5/15/2029	540,000	[c]	786,251
Federal National Mortgage Association, Unscd. Notes	6.63	11/15/2030	1,000,000	[b,c]	1,556,024
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		1,078,147
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		272,290
				16,677,968
U.S. Government Agencies Mortgage-Backed - 26.6%
Federal Home Loan Mortgage Corp.:
2.00%, 8/1/2028-3/1/2032			339,361	[c]	354,842
2.50%, 3/1/2028-6/1/2050			6,530,164	[c]	6,872,806
3.00%, 9/1/2021-4/1/2050			18,329,539	[c]	19,533,644
3.50%, 1/1/2021-7/1/2049			14,588,671	[c]	15,602,595
4.00%, 4/1/2024-4/1/2050			11,149,113	[c]	12,071,458
4.33%, 8/1/2034, 1 Year U.S. Treasury Curve Rate T-Note Constant +2.25%			399	[c,d]	405
4.50%, 5/1/2023-2/1/2049			4,640,284	[c]	5,095,626
5.00%, 5/1/2023-3/1/2049			1,725,423	[c]	1,960,329
5.50%, 10/1/2020-9/1/2039			910,176	[c]	1,045,579
6.00%, 6/1/2022-7/1/2039			486,023	[c]	564,113
6.50%, 4/1/2026-9/1/2037			115,447	[c]	131,785

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Mortgage-Backed - 26.6% (continued)
7.00%, 12/1/2024-9/1/2031			16,701	[c]	18,556
7.50%, 6/1/2024-11/1/2033			5,238	[c]	5,620
8.00%, 5/1/2026-10/1/2031			5,029	[c]	5,877
8.50%, 6/1/2030			276	[c]	331
Federal National Mortgage Association:
2.00%			11,200,000	[c,e]	11,732,017
2.00%, 7/1/2028-7/1/2040			782,629	[c]	816,288
2.00%			2,925,000	[c,e]	3,036,578
2.50%			12,625,000	[c,e]	13,261,938
2.50%, 7/1/2027-7/1/2050			8,689,388	[c]	9,149,360
3.00%			10,825,000	[c,e]	11,444,704
3.00%, 10/1/2026-7/1/2050			35,161,490	[c]	37,456,888
3.50%, 8/1/2025-4/1/2050			26,207,104	[c]	28,020,828
3.50%			12,475,000	[c,e]	13,150,491
4.00%			5,825,000	[c,e]	6,188,152
4.00%, 7/1/2024-10/1/2049			18,138,959	[c]	19,605,155
4.50%			600,000	[c,e]	645,141
4.50%, 4/1/2023-6/1/2049			8,402,340	[c]	9,228,286
5.00%, 7/1/2022-6/1/2049			2,549,898	[c]	2,893,944
5.50%, 1/1/2032-12/1/2038			1,469,627	[c]	1,691,069
6.00%, 5/1/2024-11/1/2038			909,752	[c]	1,053,818
6.50%, 10/1/2021-12/1/2037			264,150	[c]	300,619
7.00%, 8/1/2023-7/1/2032			24,296	[c]	27,495
7.50%, 4/1/2026-6/1/2031			14,448	[c]	15,900
8.00%, 3/1/2022-8/1/2030			3,945	[c]	4,421
8.50%, 7/1/2030			165	[c]	198
Government National Mortgage Association II:
2.50%			2,150,000	[e]	2,267,371
2.50%			4,175,000	[e]	4,409,844
3.00%			12,200,000	[e]	12,901,712
3.50%			10,638,000	[e]	11,191,924
4.00%			1,975,000	[e]	2,096,509
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			165,556		174,797
3.00%, 9/15/2042-8/15/2045			1,010,002		1,077,752
3.50%, 2/15/2026-8/15/2045			980,968		1,045,727
4.00%, 2/15/2041-9/15/2045			747,619		818,411
4.50%, 3/15/2039-2/15/2041			1,138,076		1,262,636
5.00%, 7/15/2033-4/15/2040			1,660,602		1,882,522
5.50%, 2/15/2033-11/15/2038			632,296		723,244
6.00%, 1/15/2029-12/15/2037			116,532		135,479
6.50%, 2/15/2024-11/15/2033			63,471		71,927
7.00%, 10/15/2027-8/15/2032			35,270		40,431

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Mortgage-Backed - 26.6% (continued)
7.50%, 12/15/2023-11/15/2030			15,729		15,885
8.00%, 8/15/2024-3/15/2032			7,274		8,741
8.25%, 6/15/2027			774		797
8.50%, 10/15/2026			3,087		3,139
9.00%, 2/15/2022-2/15/2023			2,238		2,248
Government National Mortgage Association II:
2.50%, 3/20/2027-4/20/2047			600,951		636,791
3.00%, 11/20/2027-7/20/2050			12,407,180		13,177,349
3.50%, 9/20/2028-6/20/2050			13,820,058		14,765,934
4.00%, 9/20/2043-9/20/2049			9,485,112		10,217,375
4.50%, 7/20/2041-6/20/2049			5,516,196		5,996,408
5.00%, 1/20/2039-6/20/2049			1,939,391		2,154,775
5.50%, 10/20/2031-6/20/2041			279,861		323,560
6.50%, 2/20/2028			305		352
8.50%, 7/20/2025			121		132
				320,390,628
U.S. Treasury Securities - 37.3%
U.S. Treasury Bonds	1.13	5/15/2040	4,815,000		4,943,275
U.S. Treasury Bonds	1.25	5/15/2050	4,864,000	[b]	4,923,660
U.S. Treasury Bonds	2.00	2/15/2050	1,400,000	[b]	1,681,531
U.S. Treasury Bonds	2.25	8/15/2046	3,770,000		4,676,714
U.S. Treasury Bonds	2.25	8/15/2049	1,955,000	[b]	2,463,491
U.S. Treasury Bonds	2.38	11/15/2049	585,000	[b]	756,752
U.S. Treasury Bonds	2.50	2/15/2045	3,175,000		4,086,944
U.S. Treasury Bonds	2.50	2/15/2046	2,400,000		3,104,531
U.S. Treasury Bonds	2.50	5/15/2046	3,040,000		3,939,413
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,975,671
U.S. Treasury Bonds	2.75	11/15/2042	1,892,000		2,519,095
U.S. Treasury Bonds	2.75	8/15/2047	1,470,000		2,006,263
U.S. Treasury Bonds	2.88	5/15/2043	2,567,000		3,488,112
U.S. Treasury Bonds	2.88	5/15/2049	3,325,000		4,701,628
U.S. Treasury Bonds	2.88	11/15/2046	2,320,000		3,217,686
U.S. Treasury Bonds	3.00	5/15/2047	2,465,000		3,504,248
U.S. Treasury Bonds	3.00	2/15/2047	1,790,000		2,541,625
U.S. Treasury Bonds	3.00	2/15/2049	1,407,000		2,028,938
U.S. Treasury Bonds	3.00	11/15/2044	555,000		774,073
U.S. Treasury Bonds	3.00	8/15/2048	2,775,000		3,983,968
U.S. Treasury Bonds	3.00	2/15/2048	2,370,000		3,388,591
U.S. Treasury Bonds	3.13	5/15/2048	1,475,000		2,157,562
U.S. Treasury Bonds	3.13	11/15/2041	2,109,000		2,958,655
U.S. Treasury Bonds	3.13	2/15/2043	130,000		183,092
U.S. Treasury Bonds	3.13	8/15/2044	681,000		966,727
U.S. Treasury Bonds	3.38	11/15/2048	1,800,000		2,758,113

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 37.3% (continued)
U.S. Treasury Bonds	3.38	5/15/2044	760,000		1,117,734
U.S. Treasury Bonds	3.63	2/15/2044	2,968,000		4,514,490
U.S. Treasury Bonds	3.63	8/15/2043	3,245,000		4,919,597
U.S. Treasury Bonds	3.75	11/15/2043	1,635,000		2,525,628
U.S. Treasury Bonds	3.75	8/15/2041	1,360,000		2,071,158
U.S. Treasury Bonds	4.38	2/15/2038	928,000		1,474,868
U.S. Treasury Bonds	4.38	11/15/2039	420,000		677,906
U.S. Treasury Bonds	4.75	2/15/2037	1,700,000		2,763,230
U.S. Treasury Bonds	4.75	2/15/2041	787,000	[b]	1,344,248
U.S. Treasury Bonds	5.25	2/15/2029	7,000		9,812
U.S. Treasury Bonds	5.38	2/15/2031	97,000	[b]	145,299
U.S. Treasury Bonds	5.50	8/15/2028	35,000		49,041
U.S. Treasury Bonds	6.00	2/15/2026	415,000		545,855
U.S. Treasury Bonds	6.13	11/15/2027	1,470,000		2,079,418
U.S. Treasury Bonds	6.25	8/15/2023	1,110,000		1,316,217
U.S. Treasury Bonds	7.13	2/15/2023	76,000		89,539
U.S. Treasury Bonds	7.25	8/15/2022	275,000	[b]	314,956
U.S. Treasury Bonds	7.63	2/15/2025	700,000	[b]	935,047
U.S. Treasury Notes	0.13	7/31/2022	4,000,000		4,001,420
U.S. Treasury Notes	0.13	4/30/2022	2,035,000		2,035,358
U.S. Treasury Notes	0.13	5/15/2023	4,005,000		4,005,860
U.S. Treasury Notes	0.13	5/31/2022	2,100,000		2,100,123
U.S. Treasury Notes	0.13	7/15/2023	2,265,000		2,265,310
U.S. Treasury Notes	0.13	6/30/2022	2,265,000	[b]	2,265,398
U.S. Treasury Notes	0.25	7/31/2025	2,410,000		2,414,433
U.S. Treasury Notes	0.25	4/15/2023	1,690,000	[b]	1,696,172
U.S. Treasury Notes	0.25	6/30/2025	5,000,000	[b]	5,008,691
U.S. Treasury Notes	0.25	6/15/2023	2,130,000		2,137,904
U.S. Treasury Notes	0.25	5/31/2025	2,580,000	[b]	2,585,593
U.S. Treasury Notes	0.38	7/31/2027	2,800,000		2,797,386
U.S. Treasury Notes	0.38	4/30/2025	358,000	[b]	360,902
U.S. Treasury Notes	0.38	3/31/2022	1,910,000		1,918,095
U.S. Treasury Notes	0.50	5/31/2027	1,815,000		1,829,392
U.S. Treasury Notes	0.50	6/30/2027	1,985,000		2,000,430
U.S. Treasury Notes	0.50	4/30/2027	1,695,000		1,709,136
U.S. Treasury Notes	0.63	5/15/2030	5,873,000	[b]	5,921,521
U.S. Treasury Notes	0.63	3/31/2027	1,525,000	[b]	1,550,556
U.S. Treasury Notes	1.13	2/28/2022	2,075,000		2,107,787
U.S. Treasury Notes	1.13	2/28/2025	2,105,000	[b]	2,194,504
U.S. Treasury Notes	1.13	9/30/2021	726,000		734,480
U.S. Treasury Notes	1.25	10/31/2021	1,000,000		1,014,023
U.S. Treasury Notes	1.25	7/31/2023	870,000		899,380
U.S. Treasury Notes	1.25	8/31/2024	1,770,000		1,847,472

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 37.3% (continued)
U.S. Treasury Notes	1.38	2/15/2023	1,020,000		1,052,513
U.S. Treasury Notes	1.38	8/31/2026	3,370,000		3,583,784
U.S. Treasury Notes	1.38	1/31/2022	1,020,000		1,039,105
U.S. Treasury Notes	1.38	10/15/2022	973,000		999,929
U.S. Treasury Notes	1.38	8/31/2023	2,180,000		2,263,539
U.S. Treasury Notes	1.38	9/30/2023	395,000		410,522
U.S. Treasury Notes	1.38	6/30/2023	2,035,000		2,109,166
U.S. Treasury Notes	1.50	11/30/2024	2,050,000		2,166,313
U.S. Treasury Notes	1.50	11/30/2021	500,000		509,150
U.S. Treasury Notes	1.50	2/28/2023	895,000		926,867
U.S. Treasury Notes	1.50	10/31/2024	2,050,000		2,164,231
U.S. Treasury Notes	1.50	9/30/2021	1,420,000		1,442,631
U.S. Treasury Notes	1.50	10/31/2021	1,750,000		1,779,907
U.S. Treasury Notes	1.50	8/15/2026	4,264,000		4,564,147
U.S. Treasury Notes	1.50	1/15/2023	1,870,000		1,933,295
U.S. Treasury Notes	1.50	2/15/2030	5,433,000	[b]	5,930,247
U.S. Treasury Notes	1.50	1/31/2027	425,000		456,228
U.S. Treasury Notes	1.50	9/30/2024	3,570,000	[b]	3,765,722
U.S. Treasury Notes	1.63	9/30/2026	239,000		257,887
U.S. Treasury Notes	1.63	8/15/2022	315,000		324,684
U.S. Treasury Notes	1.63	2/15/2026	2,785,000		2,991,590
U.S. Treasury Notes	1.63	5/15/2026	4,030,000		4,337,209
U.S. Treasury Notes	1.63	4/30/2023	1,460,000		1,520,339
U.S. Treasury Notes	1.63	5/31/2023	1,610,000	[b]	1,678,488
U.S. Treasury Notes	1.63	11/15/2022	3,135,000		3,242,949
U.S. Treasury Notes	1.63	12/31/2021	2,500,000		2,552,979
U.S. Treasury Notes	1.63	8/31/2022	2,375,000		2,449,590
U.S. Treasury Notes	1.63	10/31/2026	876,000	[b]	945,772
U.S. Treasury Notes	1.63	12/15/2022	500,000		517,920
U.S. Treasury Notes	1.63	11/30/2026	1,600,000		1,728,438
U.S. Treasury Notes	1.75	4/30/2022	1,500,000		1,542,715
U.S. Treasury Notes	1.75	9/30/2022	1,200,000		1,242,234
U.S. Treasury Notes	1.75	11/30/2021	4,510,000		4,607,863
U.S. Treasury Notes	1.75	5/31/2022	535,000		550,883
U.S. Treasury Notes	1.75	12/31/2026	1,605,000	[b]	1,747,569
U.S. Treasury Notes	1.75	1/31/2023	2,970,000		3,090,888
U.S. Treasury Notes	1.75	12/31/2024	55,000		58,769
U.S. Treasury Notes	1.75	5/15/2023	3,920,000		4,098,773
U.S. Treasury Notes	1.75	6/15/2022	740,000		762,605
U.S. Treasury Notes	1.75	6/30/2024	2,145,000		2,277,387
U.S. Treasury Notes	1.75	11/15/2029	3,829,000	[b]	4,263,352
U.S. Treasury Notes	1.75	7/31/2024	760,000		807,752
U.S. Treasury Notes	1.75	3/31/2022	2,000,000		2,053,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 37.3% (continued)
U.S. Treasury Notes	1.75	2/28/2022	1,500,000		1,538,496
U.S. Treasury Notes	1.75	5/15/2022	810,000		833,446
U.S. Treasury Notes	1.88	2/28/2022	600,000		616,617
U.S. Treasury Notes	1.88	4/30/2022	375,000		386,455
U.S. Treasury Notes	1.88	7/31/2022	2,300,000		2,380,455
U.S. Treasury Notes	1.88	1/31/2022	1,560,000		1,600,615
U.S. Treasury Notes	1.88	7/31/2026	3,425,000		3,742,749
U.S. Treasury Notes	1.88	11/30/2021	2,800,000		2,865,133
U.S. Treasury Notes	1.88	6/30/2026	2,126,000		2,321,575
U.S. Treasury Notes	1.88	8/31/2022	1,000,000		1,036,523
U.S. Treasury Notes	1.88	3/31/2022	1,980,000		2,037,621
U.S. Treasury Notes	1.88	10/31/2022	818,000		850,225
U.S. Treasury Notes	1.88	5/31/2022	1,000,000		1,032,031
U.S. Treasury Notes	2.00	2/15/2023	2,945,000		3,085,348
U.S. Treasury Notes	2.00	11/15/2026	5,745,000	[b]	6,338,575
U.S. Treasury Notes	2.00	12/31/2021	2,375,000		2,437,761
U.S. Treasury Notes	2.00	7/31/2022	1,210,000		1,255,517
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,266,723
U.S. Treasury Notes	2.00	8/15/2025	4,765,000		5,187,335
U.S. Treasury Notes	2.00	6/30/2024	905,000		969,711
U.S. Treasury Notes	2.00	2/15/2025	1,500,000		1,622,139
U.S. Treasury Notes	2.00	10/31/2022	1,340,000		1,396,584
U.S. Treasury Notes	2.00	10/31/2021	3,000,000		3,070,195
U.S. Treasury Notes	2.00	2/15/2022	3,000,000	[b]	3,086,133
U.S. Treasury Notes	2.00	11/15/2021	3,730,000		3,820,554
U.S. Treasury Notes	2.00	11/30/2022	1,334,000		1,392,336
U.S. Treasury Notes	2.00	5/31/2024	2,135,000	[b]	2,285,117
U.S. Treasury Notes	2.13	7/31/2024	1,140,000		1,228,818
U.S. Treasury Notes	2.13	9/30/2024	950,000		1,026,798
U.S. Treasury Notes	2.13	5/15/2025	140,000		152,745
U.S. Treasury Notes	2.13	6/30/2022	3,380,000		3,509,391
U.S. Treasury Notes	2.13	11/30/2024	800,000		866,672
U.S. Treasury Notes	2.13	8/15/2021	1,661,000		1,695,291
U.S. Treasury Notes	2.13	12/31/2021	2,265,000		2,328,924
U.S. Treasury Notes	2.13	11/30/2023	2,350,000		2,505,274
U.S. Treasury Notes	2.13	12/31/2022	2,349,000		2,462,550
U.S. Treasury Notes	2.13	5/31/2026	1,540,000		1,702,482
U.S. Treasury Notes	2.13	5/15/2022	1,605,000		1,662,272
U.S. Treasury Notes	2.13	9/30/2021	2,100,000		2,148,809
U.S. Treasury Notes	2.13	2/29/2024	2,050,000		2,194,821
U.S. Treasury Notes	2.13	3/31/2024	2,624,000		2,813,061
U.S. Treasury Notes	2.25	4/30/2024	3,309,000		3,567,322
U.S. Treasury Notes	2.25	4/15/2022	705,000		730,474

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 37.3% (continued)
U.S. Treasury Notes	2.25	1/31/2024	2,845,000	3,053,763
U.S. Treasury Notes	2.25	11/15/2027	3,040,000	3,442,978
U.S. Treasury Notes	2.25	11/15/2024	3,260,000	3,546,842
U.S. Treasury Notes	2.25	12/31/2023	1,430,000	1,532,502
U.S. Treasury Notes	2.25	2/15/2027	2,000,000	2,244,570
U.S. Treasury Notes	2.25	12/31/2024	160,000	174,453
U.S. Treasury Notes	2.25	11/15/2025	4,235,000	4,679,096
U.S. Treasury Notes	2.38	2/29/2024	2,070,000	2,234,428
U.S. Treasury Notes	2.38	5/15/2029	2,000,000	2,325,117
U.S. Treasury Notes	2.38	4/30/2026	796,200	890,842
U.S. Treasury Notes	2.38	3/15/2022	2,035,000	2,109,087
U.S. Treasury Notes	2.38	5/15/2027	4,030,000	4,570,902
U.S. Treasury Notes	2.38	1/31/2023	2,055,000	2,170,513
U.S. Treasury Notes	2.38	8/15/2024	2,385,000	2,596,250
U.S. Treasury Notes	2.50	3/31/2023	2,120,000	2,254,239
U.S. Treasury Notes	2.50	1/15/2022	1,585,000	1,639,515
U.S. Treasury Notes	2.50	2/28/2026	800,000	898,656
U.S. Treasury Notes	2.50	2/15/2022	2,000,000	2,072,539
U.S. Treasury Notes	2.50	1/31/2024	1,290,000	1,395,644
U.S. Treasury Notes	2.50	5/15/2024	2,590,000	2,819,104
U.S. Treasury Notes	2.50	1/31/2025	1,745,000	1,924,851
U.S. Treasury Notes	2.50	8/15/2023	1,440,000	1,543,697
U.S. Treasury Notes	2.63	12/31/2023	2,395,000	2,597,218
U.S. Treasury Notes	2.63	12/15/2021	2,070,000	2,140,712
U.S. Treasury Notes	2.63	6/30/2023	2,170,000	2,327,961
U.S. Treasury Notes	2.63	2/15/2029	1,245,000	1,468,881
U.S. Treasury Notes	2.63	2/28/2023	2,105,000	2,240,838
U.S. Treasury Notes	2.63	1/31/2026	390,000	440,106
U.S. Treasury Notes	2.75	2/15/2028	3,075,000	3,606,879
U.S. Treasury Notes	2.75	8/31/2023	2,235,000	2,415,066
U.S. Treasury Notes	2.75	8/31/2025	1,285,000	1,448,361
U.S. Treasury Notes	2.75	4/30/2023	2,110,000	2,262,068
U.S. Treasury Notes	2.75	5/31/2023	1,500,000	1,611,299
U.S. Treasury Notes	2.75	11/15/2023	2,865,000	3,110,316
U.S. Treasury Notes	2.75	6/30/2025	828,000	930,352
U.S. Treasury Notes	2.75	7/31/2023	2,180,000	2,351,164
U.S. Treasury Notes	2.75	2/15/2024	2,524,000	2,756,484
U.S. Treasury Notes	2.88	5/15/2028	3,981,000	4,725,260
U.S. Treasury Notes	2.88	5/31/2025	810,000	913,497
U.S. Treasury Notes	2.88	11/30/2025	2,220,000	2,528,329
U.S. Treasury Notes	2.88	7/31/2025	1,341,000	1,517,452
U.S. Treasury Notes	2.88	11/30/2023	1,413,000	1,541,412
U.S. Treasury Notes	2.88	4/30/2025	1,500,000	1,688,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 37.3% (continued)
U.S. Treasury Notes	2.88	10/31/2023	2,110,000	2,297,056
U.S. Treasury Notes	2.88	10/15/2021	1,400,000	1,445,883
U.S. Treasury Notes	2.88	11/15/2021	2,105,000	2,179,374
U.S. Treasury Notes	2.88	9/30/2023	2,270,000	2,466,763
U.S. Treasury Notes	2.88	8/15/2028	3,420,000	4,075,077
U.S. Treasury Notes	3.00	9/30/2025	1,660,000	1,895,091
U.S. Treasury Notes	3.00	10/31/2025	1,660,000	1,898,333
U.S. Treasury Notes	3.13	11/15/2028	3,150,000	3,832,295
				448,658,936
Utilities - 2.3%
AEP Texas, Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000	238,983
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000	254,069
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000	355,717
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000	138,568
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000	276,936
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000	327,683
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/2044	350,000	463,136
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	445,000	567,122
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000	366,041
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000	334,921
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/2036	471,000	707,839
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	292,538
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-C	4.30	12/1/2056	450,000	608,999
Dominion Energy, Sr. Unscd. Notes, Ser. B	2.75	9/15/2022	200,000	207,737
Dominion Energy, Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	400,000	463,349
Dominion Energy, Sr. Unscd. Notes, Ser. C	4.05	9/15/2042	200,000	246,698
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	138,105
Dominion Energy South Carolina, First Mortgage Bonds	6.63	2/1/2032	200,000	295,461
DTE Electric, First Mortgage Bonds	2.95	3/1/2050	250,000	288,561

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.3% (continued)
DTE Electric, First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	281,010
DTE Electric, Mortgage Bonds	3.38	3/1/2025	500,000	555,116
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	250,000	277,454
Duke Energy Carolinas, First Mortgage Bonds	2.45	2/1/2030	200,000	222,671
Duke Energy Carolinas, First Mortgage Bonds	3.20	8/15/2049	400,000	484,875
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/2042	250,000	323,895
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/2046	300,000	367,896
Duke Energy Florida, First Mortgage Bonds	3.80	7/15/2028	200,000	238,632
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000	242,942
Emera US Finance, Gtd. Notes	4.75	6/15/2046	100,000	130,269
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/2024	250,000	271,241
Evergy Kansas Central, First Mortgage Bonds	3.45	4/15/2050	250,000	307,961
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	400,000	510,438
FirstEnergy, Sr. Unscd. Notes, Ser. A	1.60	1/15/2026	300,000	295,905
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	150,000	185,674
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000	66,092
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000	277,908
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	400,000	539,960
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000	276,222
Georgia Power, Sr. Unscd. Notes	3.25	4/1/2026	500,000	558,986
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/2029	400,000	648,540
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	34,348
Idaho Power, First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000	287,021
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000	440,888
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	150,000	180,026
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	300,000	354,535
MidAmerican Energy, First Mortgage Bonds	3.15	4/15/2050	125,000	152,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.3% (continued)
NextEra Energy Capital Holdings, Gtd. Debs.	5.65	5/1/2079	300,000		341,787
Nisource, Sr. Unscd. Notes	3.49	5/15/2027	420,000		481,720
Oncor Electric Delivery, Sr. Scd. Notes	5.75	3/15/2029	170,000		228,391
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/2032	250,000		382,383
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	380,000		379,756
Pacific Gas & Electric, First Mortgage Bonds	3.15	1/1/2026	310,000	[b]	325,293
Pacific Gas & Electric, First Mortgage Bonds	4.50	7/1/2040	215,000		247,391
Pacific Gas & Electric, First Mortgage Bonds	4.55	7/1/2030	210,000		241,636
Pacific Gas & Electric, First Mortgage Bonds	4.95	7/1/2050	245,000		298,009
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000		407,497
PPL Capital Funding, Gtd. Notes	3.40	6/1/2023	400,000		425,992
PPL Electric Utilities, First Mortgage Bonds	3.00	10/1/2049	250,000		288,922
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	200,000		280,149
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000		725,543
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000	[b]	324,501
Puget Sound Energy, Sr. Scd. Notes	3.25	9/15/2049	150,000		176,551
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000		433,604
San Diego Gas & Electric, First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	250,000		300,041
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/2022	1,000,000		1,039,813
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000		61,201
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000		97,548
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	200,000		254,778
Southern Company Gas Capital, Gtd. Notes	3.50	9/15/2021	193,000		198,020
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000		413,453
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000		355,204
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000		323,911
The Southern Company, Sr. Unscd. Notes	2.95	7/1/2023	400,000		425,344

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.3% (continued)
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	400,000	509,352
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	200,000	291,243
Tucson Electric Power, Sr. Unscd. Notes	4.00	6/15/2050	250,000	316,885
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/2043	500,000	643,350
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	500,000	584,234
Wisconsin Public Service, Sr. Unscd. Notes	3.35	11/21/2021	100,000	103,725
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000	304,736
				27,296,942
Total Bonds and Notes (cost $1,100,266,489)			1,203,108,132
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 7.9%
Registered Investment Companies - 7.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $95,238,978)	0.26		95,238,978	[f] 95,238,978

Investment of Cash Collateral for Securities Loaned - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $22,201,846)	0.26		22,201,846	[f] 22,201,846
Total Investments (cost $1,217,707,313)			109.7%	1,320,548,956
Liabilities, Less Cash and Receivables			(9.7%)	(116,846,910)
Net Assets			100.0%	1,203,702,046

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $10,959,968 or .91% of net assets.

b Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $61,513,740 and the value of the collateral was $63,112,775, consisting of cash collateral of $22,201,846 and U.S. Government & Agency securities valued at $40,910,929.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	4,849,072	-	4,849,072
Collateralized Municipal-Backed Securities	-	11,648,739	-	11,648,739
Commercial Mortgage-Backed	-	16,300,627	-	16,300,627
Corporate Bonds	-	358,466,724	-	358,466,724
Foreign Governmental	-	18,241,997	-	18,241,997
Investment Companies	117,440,824	-	-	117,440,824
Municipal Securities	-	7,873,441	-	7,873,441
U.S. Government Agencies	-	16,677,968	-	16,677,968
U.S. Government Agencies Mortgage-Backed	-	320,390,628	-	320,390,628
U.S. Treasury Securities	-	448,658,936	-	448,658,936
Liabilities ($)
Securities Sold Short: ††
TBA Sale Commitments	-	(4,689,134)	-	(4,689,134)

†  See Statement of Investments for additional detailed categorizations, if any.

††  See Statement of Securities Sold Short for additional detailed categorizations, if any.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

July 31, 2020 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
U.S. Government Agencies Mortgage-Backed - .4%
Federal National Mortgage Association
3.00%	(100,000)	[a]	(104,750)
4.50%	(150,000)	[a]	(157,456)
5.50%	(450,000)	[a]	(496,757)
Government National Mortgage Association
3.50%	(225,000)		(236,197)
4.50%	(200,000)		(218,398)
5.00%	(1,075,000)		(1,180,830)
5.50%	(500,000)		(550,077)
Government National Mortgage Association II
4.50%	(1,075,000)		(1,148,150)
5.00%	(550,000)		(596,519)
Total Sale Commitments (proceeds $(4,688,436))		(4,689,134)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”).

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2020, accumulated net unrealized appreciation on investments was $102,841,643, consisting of $103,198,436 gross unrealized appreciation and $356,793 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.